PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 100.6%
Common Stocks 59.6%
Independent Power Producers & Energy Traders 3.1%
Clearway Energy, Inc. (Class C Stock)	346,184	$8,831,154
Multi-Utilities 2.0%
DTE Energy Co.	27,562	3,270,782
Sempra Energy	20,007	2,473,866
		5,744,648
Oil & Gas Storage & Transportation 51.9%
Cheniere Energy, Inc.*	187,039	9,735,380
Enbridge, Inc. (Canada)	609,222	19,490,807
Equitrans Midstream Corp.	1,548,749	15,921,140
Gibson Energy, Inc. (Canada)	667,845	12,160,324
Keyera Corp. (Canada)	249,705	4,560,105
Kinder Morgan, Inc.	1,242,236	17,167,702
ONEOK, Inc.	297,321	8,170,381
Pembina Pipeline Corp. (Canada)	517,518	12,803,395
Targa Resources Corp.	787,906	13,402,281
TC Energy Corp. (Canada)	270,058	12,627,621
Williams Cos., Inc. (The)	1,055,644	21,915,169
		147,954,305
Renewable Electricity 2.6%
Atlantica Sustainable Infrastructure PLC (Spain)	175,678	5,275,610
Brookfield Renewable Corp. (Class A Stock)	39,927	2,033,083
		7,308,693

Total Common Stocks (cost $207,273,006)		169,838,800
Master Limited Partnerships 41.0%
Oil & Gas Storage & Transportation 31.2%
Cheniere Energy Partners LP	259,128	9,377,842
Energy Transfer LP	1,468,839	9,429,946
Enterprise Products Partners LP	1,162,558	20,414,519
Magellan Midstream Partners LP	279,845	10,636,909
MPLX LP	1,100,772	20,111,105
Phillips 66 Partners LP	270,807	7,290,124
Plains All American Pipeline LP	783,884	5,549,899

PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Shares	Value
Master Limited Partnerships (Continued)
Oil & Gas Storage & Transportation (cont’d.)
Plains GP Holdings LP (Class A Stock)*	493,914	$3,610,511
TC PipeLines LP	82,146	2,494,774
		88,915,629
Renewable Electricity 9.8%
Brookfield Renewable Partners LP (Canada)	159,711	7,257,268
NextEra Energy Partners LP	338,945	20,445,162
		27,702,430

Total Master Limited Partnerships (cost $145,766,946)		116,618,059

Total Long-Term Investments (cost $353,039,952)		286,456,859

Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,818,632)(w)	2,818,632	2,818,632

TOTAL INVESTMENTS 101.6% (cost $355,858,584)		289,275,491
Liabilities in excess of other assets (1.6)%		(4,424,126)

Net Assets 100.0%		$284,851,365

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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